Note 12 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Non-vested, beginning balance (in shares) | shares	116,280
Non-vested, weighted average grant date fair value, beginning balance (in dollars per share) | $ / shares	$ 2.08
Granted (in shares) | shares	100,270
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 1.76
Vested (in shares) | shares	(72,152)
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 2.53
Forfeited (in shares) | shares	(4,036)
Forfeited, weighted average grant date fair value (in dollars per share) | $ / shares	$ 2.78
Non-vested, ending balance (in shares) | shares	140,362
Non-vested, weighted average grant date fair value, ending balance (in dollars per share) | $ / shares	$ 1.60